Consolidated Statements of Changes in Equity - GBP (£) £ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Foreign Currency Translation Reserve [Member]	Share-based Payment Reserve [Member]	Other Reserves [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2019	£ 14,771	£ 49	£ 0	£ (32)	£ 10,659	£ 283,201	£ (279,106)
Changes in equity
Loss for the year	(74,093)	0	0	0	0	0	(74,093)
Other comprehensive income (loss)	195	0	0	195	0	0	0
Total comprehensive loss for the year, net of tax	(73,898)	0	0	195	0	0	(74,093)
Conversion of interest-bearing loan	(510)	0	0	0	0	0	(510)
Derecognition of derivative liability	3,840	0	0	0	0	0	3,840
Issue of share capital	102,981	15	0	0	0	102,966	0
Equity-settled share-based payment transactions	8,162	0	0	0	8,162	0	0
Ending balance at Dec. 31, 2020	55,346	64	0	163	18,821	386,167	(349,869)
Changes in equity
Loss for the year	(131,523)	0	0	0	0	0	(131,523)
Other comprehensive income (loss)	(74)	0	0	(74)	0	0	0
Total comprehensive loss for the year, net of tax	(131,597)	0	0	(74)	0	0	(131,523)
Issue of share capital	210,985	24	210,961	0	0	0	0
Exercise of share options	952		952	0	0	0	0
Equity-settled share-based payment transactions	35,861	0	325	0	35,536	0	0
Ending balance at Dec. 31, 2021	171,547	88	212,238	89	54,357	386,167	(481,392)
Changes in equity
Loss for the year	(41,224)	0	0	0	0	0	(41,224)
Other comprehensive income (loss)	(3,186)	0	0	(3,186)	0	0	0
Total comprehensive loss for the year, net of tax	(44,410)	0	0	(3,186)	0	0	(41,224)
Issue of share capital	116,424	7	116,417	0	0	0	0
Exercise of share options	8,141	2	8,139	0	0	0	0
Capital reduction in Group's parent company	0	0	(213,043)	0	0	(48,320)	261,363
Equity-settled share-based payment transactions	27,054	0	0	0	27,054	0	0
Ending balance at Dec. 31, 2022	£ 278,756	£ 97	£ 123,751	£ (3,097)	£ 81,411	£ 337,847	£ (261,253)